Income Tax And Social Contribution - Summary of Major Components of Income Tax Expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax	R$ (38,945)	R$ (41,510)	R$ (11,462)
Current social contribution	(14,199)	(15,260)	(31,204)
Total	(53,144)	(56,770)	(42,666)
Deferred income tax	683	5,546	(206)
Deferred social contribution	48	1,997	(574)
Total	R$ 731	R$ 7,543	R$ (780)